Acquisitions and disposals - Narrative (Details) $ in Thousands				1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 18, 2025 USD ($) transaction	Dec. 10, 2025 USD ($)	Apr. 30, 2024 USD ($) hectare	Sep. 30, 2023 USD ($) hectare	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Gain from disposal of farmland and other assets (Note 21)							$ 0	$ 6,050		$ 6,334
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity								0	[1]	0	[2]
Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity								6,935	[1]	13,148	[2]
Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity								$ (6,935)	[1]	$ (13,148)	[2]
La Pecuaria
Disclosure of subsidiaries [line items]
Consideration paid (received)				$ (20,700)
Number of hectares farm | hectare				3,177
Gain from disposal of farmland and other assets (Note 21)				$ 6,100
La Pecuaria | Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity				6,900
La Pecuaria | Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity				$ (6,900)
El Meridiano
Disclosure of subsidiaries [line items]
Consideration paid (received)					$ (48,000)
Number of hectares farm | hectare					6,302
Gain from disposal of farmland and other assets (Note 21)					$ 6,300
El Meridiano | Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity					13,100
El Meridiano | Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity					$ (13,100)
Profertil S.A.
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		50.00%
Consideration transferred, acquisition-date fair value		$ 596,282
Consideration paid (received)	$ 200,000
Number of transactions | transaction		2
Revenue of combined entity as if combination occurred at beginning of period							1,998,000
Profit (loss) of combined entity as if combination occurred at beginning of period							$ 61,000
Profertil S.A. | Major business combination
Disclosure of subsidiaries [line items]
Consideration paid (received)						$ 350,000
Asociación de Cooperativas Argentinas (ACA) | Avaldi S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in associate			20.00%
Avaldi S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary			80.00%
Profertil S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		90.00%
Proportion of voting rights held by non-controlling interests		10.00%
Profertil S.A.
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			50.00%
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 3,200
Profertil S.A. | YPF S.A.
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			50.00%
Profertil S.A. | Adecoagro And Asociación de Cooperativas Argentinas (ACA)
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value			$ 596,300

[1]	Net of $2,265 of Income tax.
[2]	Net of $10,492 of Income tax.